PROPERTY, PLANT AND EQUIPMENT - Assets Held for Sale (Details) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Property, plant and equipment [abstract]
Impairment	$ 486.8	$ 25.5	$ 93.8